EntrepreneurShares Series Trust

40 Grove Street, Suite 200

Wellesley Square, MA 02482

November 21, 2011

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 02549

Re:	EntrepreneurShares Series Trust — File Nos.: 333-168040 and 811-22436 Certificate Under Rule 497(j)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies on behalf of the Trust that the forms of prospectus and statement of additional information for EntrepreneurShares Global Fund (the “Fund”), a series of the Trust, that would have been filed pursuant to paragraph (c) of Rule 497 do not differ from the Fund’s prospectus and statement of additional information, each dated November 1, 2011, contained in Post-Effective Amendment No. 2, the most recent amendment to the Trust’s Registration Statement on Form N-1A, the text of which was filed electronically with the Securities and Exchange Commission on October 31, 2011 and which became effective on November 1, 2011.

Any questions or communications concerning this filing should be directed to Marc T. Foster, Esq. of Clearspire Law Co., PLLC at 202-812-4553.

Sincerely,

/s/ Joel M Shulman

Name: Joel M Shulman

Title: CIO